Schedule of property, plant and equipment depreciation, estimated useful lives (Details)	12 Months Ended
Dec. 31, 2023
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, estimated useful lives description	Over the lease term period ranging from 2 to 30 years
Property and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Property and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, estimated useful lives	10 years
Renovation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, estimated useful lives	10 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, estimated useful lives	5 years